Note 8 - Segment Information (Details Textual)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2025 segment	Mar. 31, 2026 segment	Dec. 31, 2025 segment
Number of Reportable Segments	1	1	3
Archimedes Tech SPAC Partners II Co [Member]
Number of Reportable Segments		1	1